Share-Based Compensation - Schedule of Assumptions Used to Value Share Options Granted to Employees and Non-Employees (Details) - 2010 Plan - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share Based Compensation Arrangement By Share Based Payment Award Fair Value Assumptions And Methodology [Line Items]
Fair value of ordinary shares (US$)			$ 0.89
Risk-free interest rate (%)			2.27%
Risk-free interest rate (%), minimum	1.64%	2.86%
Risk-free interest rate (%), maximum	2.76%	3.08%
Expected volatility (%)			43.40%
Expected volatility (%), minimum	39.60%	41.30%
Expected volatility (%), maximum	51.00%	42.10%
Expected exercise multiple	2.3	2.3	2.3
Minimum
Share Based Compensation Arrangement By Share Based Payment Award Fair Value Assumptions And Methodology [Line Items]
Fair value of ordinary shares (US$)	$ 2.27	$ 2.57
Maximum
Share Based Compensation Arrangement By Share Based Payment Award Fair Value Assumptions And Methodology [Line Items]
Fair value of ordinary shares (US$)	$ 3.88	$ 3.84